Submission	Sep. 11, 2024
Submission [Line Items]
Central Index Key	0001500217
Registrant Name	American Assets Trust, Inc.
Registration File Number	333-276165
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES